UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871
                                                     ---------

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.3%
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--94.7%
Alameda, CA Transportation Corridor Agency RB, MSTFC Series
2006-1514, 3.91% 1,2                                                             $     3,020,000   $      3,020,000
--------------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series A, 3.79% 2                                                     725,000            725,000
--------------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series H, 3.78% 2                                                   1,630,000          1,630,000
--------------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series B3, 3.90% 2                          500,000            500,000
--------------------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RRB, Municipal
Securities Trust Certificates, Series 7046, Cl. A, 3.94% 1,2                           4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PT-3850, 3.95% 2                                             2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PT-4031, 3.92% 1,2                                           6,500,000          6,500,000
--------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.99% 1,2                                           2,160,000          2,160,000
--------------------------------------------------------------------------------------------------------------------
CA Imperial Irrigation District RB, Electrical & WS Projects,
Series A, 3.68%, 10/11/07                                                              5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
CA Infrastructure & Economic Development Bank RB, Starter &
Alternator Project, Series 1999, 4% 2                                                  3,900,000          3,900,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric, Series C, 3.93% 2                                  600,000            600,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series A, 3.87% 2                             2,615,000          2,615,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, George Borba & Son Dairy Project, 3.92% 2                             3,800,000          3,800,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A, 3.87% 2              3,305,000          3,305,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A,3.87% 2                   1,880,000          1,880,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 3.87% 2                         1,400,000          1,400,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 3.87% 2                       1,345,000          1,345,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Ratto Group Cos. Project, Series 2007A, 3.87% 2                       1,200,000          1,200,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.87% 2                             2,960,000          2,960,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Valley Vista Services, Inc., Series A, 3.87% 2                          300,000            300,000
--------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004,
3.92% 2                                                                                2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.99% 1,2                                             4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 4.04% 1,2                                             2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.99% 1,2                                             1,400,000          1,400,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.99% 1,2                                               820,000            820,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-013, 3.99% 1,2                                               720,000            720,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-014, 3.99% 1,2                                               175,000            175,000
--------------------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 3.71% 2                          6,850,000          6,850,000
--------------------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats, Series PT-4027, 3.92% 1,2                                       2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats, Series PT-4166, 3.93% 1,2                                       5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RRB, Foxwood Apts. Project, Series 1999J, 3.72% 2                            650,000            650,000
--------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, House Ear Institute Project, Series 2007, 3.91% 2                         7,910,000          7,910,000
--------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, P-Floats, Series PT-3708, 4.01% 1,2                                         450,000            450,000
--------------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 3.93% 1,2                            3,150,000          3,150,000
--------------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 3.96% 1,2                                    515,000            515,000
--------------------------------------------------------------------------------------------------------------------


                   1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------
East Side, CA Unified High SDI REF GOUN, SPEARS Deutsche
Bank/Lifers Trust, Series DB-296, 3.95% 2                                        $     2,395,000   $      2,395,000
--------------------------------------------------------------------------------------------------------------------
Irvine, CA USD SPTX Bonds, Austin Trust Certificates Series BOA 315,
3.92% 1,2                                                                             6,000,000          6,000,000
--------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Capital Improvement RB, 3.63%, 11/15/07                                1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Los Angeles, CA MH RB, Windward, P-Floats, Series PT-3700, 4.01% 1,2                   3,980,000          3,980,000
--------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2,3.58%,
12/7/07                                                                                1,200,000          1,200,000
--------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater RRB, P-Floats, Series P T-4093, 3.95% 1,2                   1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Manteca, CA USD GOUN, SPEARS Deutsche Bank/Lifers Trust, Series
DB-299, 3.95% 1,2                                                                      2,565,000          2,565,000
--------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA Community College District GOUN, AAMC Series
2006-76, 3.91% 1,2                                                                     4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A,3.63%,
11/15/07                                                                               4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.65%,
10/24/07                                                                               1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series B,3.68%,
11/8/07                                                                                1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series B,3.75%,
11/7/07                                                                                  500,000            500,000
--------------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R Trust,
Series 10010CE, 4.04% 1,2                                                              3,000,000          3,000,000
--------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH RRB, Parkview Apts., Series A, 3.74% 2                     1,500,000          1,500,000
--------------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA COP, Friends of Chabad Lubavitch Project,3.85% 2                     300,000            300,000
--------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS Series
2003 B20, 3.90% 1,2                                                                    4,500,000          4,500,000
--------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC RB, Wastewater, 3.68%, 10/19/07                     2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN, Municipal
Securities Trust Certificates, Series 3020, Cl. A, 3.92% 1,2                          10,925,000         10,925,000
--------------------------------------------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority Sales Tax RB, 3.70%, 2/14/08                  2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------------------
South Bay, CA Regional Public Communications Authority RB,
Manhattan Beach Project, Series C, 3.84% 2                                             1,030,000          1,030,000
--------------------------------------------------------------------------------------------------------------------
South Placer, CA Wastewater Authority RB, Series B, 3.84% 2                            2,650,000          2,650,000
--------------------------------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RB, Series A, 3.45%, 1/10/08                           1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Vallejo, CA Water RB, Series A, 3.79% 2                                                3,410,000          3,410,000
--------------------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU Lease RB, 3.65%, 10/24/07                                       2,300,000          2,300,000
--------------------------------------------------------------------------------------------------------------------
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities,
Series 2007A, 3.78% 2                                                                 11,000,000         11,000,000
--------------------------------------------------------------------------------------------------------------------
Wiseburn, CA SDI GOUN, SPEARS Deutsche Bank/Lifers Trust, Series                       4,800,000          4,800,000
DB-304, 3.96% 1,2                                                                                  -----------------
                                                                                                        167,535,000
--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--2.3%
SPEARS Deutsche Bank/Lifers Trust, Series DB-283, 3.95% 1,2                            1,200,000          1,200,000
--------------------------------------------------------------------------------------------------------------------


                   2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES CONTINUED
SPEARS Deutsche Bank/Lifers Trust, Series DB-332, 3.99% 1,2                      $     2,900,000   $      2,900,000
                                                                                                   -----------------
                                                                                                          4,100,000
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.3%
PR CMWLTH Aqueduct & Sewer Authority RB, Reset Option
Certificates II-R Trust, Series 10001CE, 3.92% 2                                       3,500,000          3,500,000
--------------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust
Certificates Series 2005 Z-6, 3.90% 1,2                                                  618,000            618,000
                                                                                                   -----------------
                                                                                                          4,118,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $175,753,000)                                             99.3%       175,753,000
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.7          1,229,933
                                                                                 -----------------------------------
Net Assets                                                                                100.0%   $    176,982,933
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC          ABN AMRO Munitops Certificates
CMWLTH        Commonwealth
COP           Certificates of Participation
FAU           Finance Authority
GOB           General Obligation Bonds
GOUN          General Obligation Unlimited Nts.
HAU           Housing Authority
MERLOTS       Municipal Exempt Receipts Liquidity Option Tender
MH            Multifamily Housing
MSTFC         Morgan Stanley & Co., Inc. Trust Floater Certificates
P-Floats      Puttable Floating Option Tax Exempt Receipts
PCFAU         Pollution Control Finance Authority
PFAU          Public Finance Authority
PUC           Public Utilities Commission
RB            Revenue Bonds
REF           Refunding
RRB           Revenue Refunding Bonds
SCDAU         Statewide Communities Development Authority
SDI           School District
SPEARS        Short Puttable Exempt Adjustable Receipts
SPTX          Special Tax
SWD           Solid Waste Disposal
TS            Tobacco Settlement
USD           Unified School District
WS            Water System

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $81,898,000 or 46.27% of the Trust's net assets as of September 30, 2007.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.


                   3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007